EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2015
Earnings Per Share [Abstract]
EARNINGS PER SHARE
EARNINGS PER SHARE

The computation of basic earnings per share is based on the weighted average number of shares outstanding during the period and net income (loss). The assumed exercise of stock options using the treasury stock method was anti-dilutive for all periods presented as the exercise price was higher than the share price at June 30, 2015 and June 30, 2014. The convertible bonds using the if-converted method were anti dilutive for the six months ended June 30, 2015 and June 30, 2014.

The components of the numerator for the calculation of basic and diluted earnings per share are as follows:

	Six months ended June 30,
(in thousands of $)	2015	2014
Net income (loss) attributable to Frontline Ltd.	48,494	(90,315)

The components of the denominator for the calculation of basic EPS and diluted EPS are as follows:

	Six months ended June 30,
	2015	2014
Weighted average number of shares (000s)	136,869	95,349